Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Finance Costs [Abstract]
- hire purchase	$ 1
- lease liabilities	92	116	9
Total finance costs	$ 93	$ 116	$ 9